UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/2012

Check here if Amendment [ ]; Amendment Number:_____

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     450 Regency Parkway, Suite 410
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Thomas J. Sudyka, Jr.
Title:  Managing Director
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Thomas J. Sudyka, Jr.          Omaha, NE                       01/16/2013
-------------------------          --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   82

Form 13F Information Table Value Total:   $239,054


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE


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                                                 Lawson Kroeker Investment Management, Inc.
                                                                FORM 13F
                                                            December 31, 2012

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102      585    17349 SH       SOLE                    17349
Abbot Laboratories             COM              002824100      785    11980 SH       SOLE                    11000               980
Anadarko Pete Corp             COM              032511107     7839   105492 SH       SOLE                    83662             21830
Automatic Data Processing Inc  COM              053015103      800    14060 SH       SOLE                    14060
Baxter International Inc       COM              071813109      487     7300 SH       SOLE                     7300
Berkshire Hathaway Inc CL A    COM              084670108     3888       29 SH       SOLE                       19                10
Berkshire Hathaway Inc Del CL  COM              084670702     5313    59233 SH       SOLE                    56833              2400
Boeing Co                      COM              097023105     6336    84080 SH       SOLE                    68430             15650
CVS Corp                       COM              126650100      394     8150 SH       SOLE                     8150
Canadian National Railway Co   COM              136375102     2264    24875 SH       SOLE                    24600               275
Cato Corp New CL A             COM              149205106     4217   153742 SH       SOLE                   107868             45874
Cemex S A B DE C V Sponsor Adr COM              151290889     4937   500246 SH       SOLE                   403276             96970
Chesapeake Energy Corp         COM              165167107     3902   234770 SH       SOLE                   182170             52600
Chevron Corp New               COM              166764100     6500    60105 SH       SOLE                    42640             17465
Chicago Bridge & Iron Co NVNY  COM              167250109    12281   264972 SH       SOLE                   203722             61250
Cisco Systems Inc              COM              17275R102      265    13475 SH       SOLE                    13475
Coca Cola Co                   COM              191216100      305     8425 SH       SOLE                     8425
Colgate Palmolive Co           COM              194162103      715     6835 SH       SOLE                     5960               875
Compass Materials Intl Inc     COM              20451N101     5242    70160 SH       SOLE                    58855             11305
Conagra Foods Inc              COM              205887102     5486   185959 SH       SOLE                   148599             37360
ConocoPhillips New             COM              20825C104     4210    72599 SH       SOLE                    70752              1847
Directv Cl CL A                COM              25490A309     6636   132305 SH       SOLE                   104680             27625
Disney Walt                    COM              254687106     7870   158064 SH       SOLE                   130064             28000
Dominion Res Inc Va New        COM              25746U109     1634    31546 SH       SOLE                    30646               900
Du Pont E I de Nemours         COM              263534109      238     5287 SH       SOLE                     5287
Dun & Bradstreet Corp          COM              26483E100      236     3000 SH       SOLE                     3000
Edison International           COM              281020107      407     9000 SH       SOLE                     9000
Exxon Mobil Corp               COM              30231G102      455     5260 SH       SOLE                     5260
Forest Labs Inc                COM              345838106     6975   197490 SH       SOLE                   156690             40800
Forest Oil Corp PAR $0.01      COM              346091705      684   102279 SH       SOLE                    98960              3319
Freeport-McMoran Copper & Gold COM              35671D857     5330   155843 SH       SOLE                   123321             32522
Gencorp Inc                    COM              368682100     5270   575960 SH       SOLE                   412635            163325
General Dynamics Corp          COM              369550108      208     3000 SH       SOLE                     3000
Intel Corp                     COM              458140100      258    12500 SH       SOLE                    12500
International Business Machine COM              459200101      311     1625 SH       SOLE                     1625
Investors Real Estate Tr Sh Be COM              461730103     1612   184705 SH       SOLE                   179625              5080
Johnson & Johnson              COM              478160104     6239    88995 SH       SOLE                    69445             19550
Kansas City Southern           COM              485170302     8523   102095 SH       SOLE                    83060             19035
L-3 Communications Hldgs Inc   COM              502424104     2155    28130 SH       SOLE                    27740               390
Laboratory Corp Amer Hldgs     COM              50540R409     4567    52720 SH       SOLE                    38545             14175
Lee Enterprises                COM              523768109       22    19500 SH       SOLE                    19500
Leggett & Platt, Inc           COM              524660107      397    14600 SH       SOLE                    14600
Leucadia Natl Corp             COM              527288104     5418   227760 SH       SOLE                   175235             52525
Lincoln Elec Hldgs Inc         COM              533900106     9008   185045 SH       SOLE                   148965             36080
Lowes Cos Inc                  COM              548661107      238     6700 SH       SOLE                     6700
McCormick & Co Inc             COM              579780206      270     4250 SH       SOLE                     4250
McDonalds Corp                 COM              580135101     1608    18225 SH       SOLE                    18125               100
Medtronic Inc                  COM              585055106      689    16790 SH       SOLE                    16790
Merck & Co Inc                 COM              58933Y105      766    18715 SH       SOLE                    18715
Microsoft Corp                 COM              594918104     5424   203080 SH       SOLE                   156955             46125
Nestle S.A. Spons ADR          COM              641069406     1040    15980 SH       SOLE                    15980
Occidental Petroleum Corp      COM              674599105      625     8155 SH       SOLE                     8155
Oracle Corp                    COM              68389X105      634    19025 SH       SOLE                    19025
Parker Hannifin Corp           COM              701094104      208     2450 SH       SOLE                     2450
Peabody Energy Corp            COM              704549104     6206   233230 SH       SOLE                   184830             48400
Pepsico Inc                    COM              713448108     1290    18850 SH       SOLE                    18850
Pfizer Inc                     COM              717081103    10253   408827 SH       SOLE                   326355             82472
Phillips 66                    COM              718546104      615    11590 SH       SOLE                    10818               772
Plum Creek Timber Co Inc       COM              729251108     6257   141020 SH       SOLE                   112520             28500
Procter and Gamble Co          COM              742718109     1206    17765 SH       SOLE                    17765
Renaissancere Holdings Ltd     COM              G7496G103      325     4000 SH       SOLE                     4000
SPDR Gold Tr Gold Shs          COM              78463V107    10992    67843 SH       SOLE                    53028             14815
ST Joe Co                      COM              790148100     4694   203380 SH       SOLE                   154105             49275
Smucker (J.M.) Co              COM              832696405      453     5250 SH       SOLE                     5250
Texas Pac Ld Tr Sub Sh Ctf     COM              882610108     7388   138283 SH       SOLE                   108233             30050
Thermo Fisher Corp             COM              883556102     1640    25720 SH       SOLE                    24220              1500
US Bancorp                     COM              902973304      589    18434 SH       SOLE                    18434
United Health Group Inc        COM              91324P102      380     7000 SH       SOLE                     7000
United Technologies Corp       COM              913017109      277     3382 SH       SOLE                     3382
Valeant Pharmaceuticals Inc    COM              91911K102      642    10735 SH       SOLE                    10735
Vodaphone Group PLC New Sponso COM              92857W209     4298   170635 SH       SOLE                   138910             31725
Vulcan Co                      COM              929160109     6245   119975 SH       SOLE                    93550             26425
Wal-Mart Stores Inc            COM              931142103      768    11260 SH       SOLE                    10885               375
Washington Post Co             COM              939640108      365     1000 SH       SOLE                     1000
Wellpoint Inc                  COM              94973V107      222     3650 SH       SOLE                     3650
Winnebago Industries           COM              974637100     1773   103474 SH       SOLE                    76675             26799
Yamana Gold Inc                COM              98462Y100     6717   390271 SH       SOLE                   316496             73775
Yum Brands Inc                 COM              988498101      465     7000 SH       SOLE                     7000
SPDR S&P 500 ETF Trust                          78462F103      533     3745 SH       SOLE                     3645               100
American Growth Fund of Americ                  399874106      209 6070.885 SH       SOLE                 6070.885
Clipper Fd Inc                                  188850101      204 2956.249 SH       SOLE                 2956.249
Berkshire Hathaway Inc CL A                     084670108     1341       10 SH       SOLE                                         10

Total							    239054

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